Pensions and other post-retirement benefits - Amounts recognized in consolidated statement of financial position (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	£ 3,075	£ 715
Other post-employment liabilities	(71)	(66)
Liabilities	(810)	(1,032)
Assets	3,885	1,747
Funded obligations
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(23,541)	(23,283)
Fair value of plan assets	27,013	24,388
Funding surplus/(deficit)	3,472	1,105
Unfunded obligations
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(326)	(324)
Pensions | UK
Disclosure of defined benefit plans [line items]
Fair value of plan assets	16,865	14,680	£ 14,364
Funding surplus/(deficit)	2,590	1,035
Other post-employment liabilities	0	0
Liabilities	(78)	(74)
Assets	2,668	1,109
Pensions | US
Disclosure of defined benefit plans [line items]
Fair value of plan assets	7,263	6,909	6,972
Funding surplus/(deficit)	484	(22)
Other post-employment liabilities	0	0
Liabilities	(248)	(393)
Assets	732	371
Pensions | Funded obligations | UK
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(14,197)	(13,571)
Fair value of plan assets	16,865	14,680
Funding surplus/(deficit)	2,668	1,109
Pensions | Funded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(6,531)	(6,681)
Fair value of plan assets	7,263	6,909
Funding surplus/(deficit)	732	228
Pensions | Unfunded obligations | UK
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(78)	(74)
Pensions | Unfunded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(248)	(250)
Other post-retirement benefits | US
Disclosure of defined benefit plans [line items]
Fair value of plan assets	2,885	2,799	£ 2,412
Funding surplus/(deficit)	1	(298)
Other post-employment liabilities	(71)	(66)
Liabilities	(484)	(565)
Assets	485	267
Other post-retirement benefits | Funded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(2,813)	(3,031)
Fair value of plan assets	2,885	2,799
Funding surplus/(deficit)	72	(232)
Other post-retirement benefits | Unfunded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	£ 0	£ 0